Average Annual Total Returns	12 Months Ended	42 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	10.76%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.19%)
ZEGA Buy and Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.76%	2.94%
Performance Inception Date		Jul. 06, 2021
ZEGA Buy and Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.57%	1.89%
ZEGA Buy and Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.53%	1.77%